CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 46,715		¥ 18,235
Contract assets, allowance | ¥	164,141		153,435		¥ 350,686
Financing receivables, allowance | ¥	¥ 51,858		¥ 40,735
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000		500,000,000
Ordinary shares, issued (in shares)	200,648,440		199,299,342
Ordinary shares, outstanding (in shares)	174,706,968		178,577,768
Treasury stock, issued (in shares)	7,381,472		2,161,574